Goodwill and Other Intangible Assets (Details Narrative)			12 Months Ended
	Mar. 21, 2015 $ / shares shares	Aug. 26, 2013 USD ($) Vehicle	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Impairment to intangible assets			$ 3,084,892
Amortization expense			186,967
General and Administrative Expense [Member]
Amortization expense			206,936	$ 211,829
GlyEco Acquisition Corp. #4 [Member]
Impairment to intangible assets			$ 3,100,000
GlyEco Acquisition Corp. #5 [Member] | Interim Management Agreement [Member] | MMT Technologies, Inc. [Member] | Restricted Stock [Member]
Number of shares issued | shares	204,750
Share price (in dollars per share) | $ / shares	$ 0.0001
Fair value of common stock per share | $ / shares	$ 1.03
GlyEco Acquisition Corp. #5 [Member] | Interim Management Agreement [Member] | MMT Technologies, Inc. [Member] | Vehicle [Member]
Number of vehicle purchased | Vehicle		2
Cash consideration		$ 50,000